Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash, including Variable interest entities of $0 and $3, respectively	$ 36,720	$ 1,690
Cash - restricted - Note 2	3,663	727
Accounts receivable, net - Note 1	718	517
Inventory	268	249
Deferred income taxes	713
Asset held for sale	732
Other current assets	1,607	416
TOTAL CURRENT ASSETS	44,421	3,599
PROPERTY & EQUIPMENT, net - Note 3 – including variable interest entities of $0 and $853, respectively	8,004	6,301
DUE FROM RELATED COMPANIES - Note 6	74	3,611
GOODWILL – including variable interest entities of $0 and $398, respectively	119,542	398
INTANGIBLE ASSETS	116,824	235
OTHER ASSETS	251	238
TOTAL ASSETS	289,116	14,382
CURRENT LIABILITIES
Accounts payable - trade	1,678	1,265
Accrued expense	1,203	545
Gift card liability	430	586
Revolving line of credit	3,012	2,317
Notes payable - current	1,438	1,207
Current portion deferred initial franchise fees - Note 1	490	438
Other deposit	907
TOTAL CURRENT LIABILITIES	9,158	6,358
NON-CURRENT LIABILITIES
Deferred initial franchise fees, net of current portion - Note 1	2,816	4,250
Due to related companies - Note 6		271
Deferred rent	29	996
Derivative warrant liability	16,516
Notes Payable	1,522	0
TOTAL LIABILITIES	30,041	11,875
COMMITMENTS AND CONTINGENCIES - Note 9
Stockholders'/Members' equity
MEMBERS' EQUITY - Before non-controlling interest, including variable interest entities of $47 as of December 31, 2019		2,492
MEMBERS' EQUITY - Non-controlling interest		15
Common stock (Successor), $0.0001 par value, 100,000,000 shares authorized, 17,541,838 shares issued and outstanding as of December 31, 2020	2
Additional paid-in capital (Successor)	261,298
Retained deficit (Successor)	(2,225)
TOTAL STOCKHOLDERS' EQUITY	259,075	2,507
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY	289,116	14,382
Variable Interest Entity, Primary Beneficiary [Member]
CURRENT ASSETS
Cash, including Variable interest entities of $0 and $3, respectively	0	3
PROPERTY & EQUIPMENT, net - Note 3 – including variable interest entities of $0 and $853, respectively	0	853
GOODWILL – including variable interest entities of $0 and $398, respectively	$ 0	398
TOTAL ASSETS		1,254
CURRENT LIABILITIES
Notes payable - current		1,207
NON-CURRENT LIABILITIES
Notes Payable
TOTAL LIABILITIES		1,207
Stockholders'/Members' equity
MEMBERS' EQUITY - Before non-controlling interest, including variable interest entities of $47 as of December 31, 2019		47
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY		$ 1,254